Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Schedule of future minimum rental payments

The terms of the leases require the following remaining future minimum rental payments at December 31, 2018 (in thousands):

Year ending
December 31,	Amount
2019	$11,393
2020	7,580
2021	5,317
2022	4,051
2023	3,877
Thereafter	11,156
$43,374